Institutional Class Z [Member] Shareholder Fees - Institutional Class Z [Member] - Institutional Class Z	Oct. 31, 2024
Harding Loevner International Small Companies Portfolio
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%